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                           UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549
                            Form 13F
                       Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: March 31, 2010
                                                --------------------
 Check here if Amendment [ ]; Amendment Number:
                                                --------------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.
 Institutional Investment Manager Filing this Report:

 Name:     CAPE ANN SAVINGS BANK
          ---------------------------------------------
 Address:  109 MAIN ST.
          ---------------------------------------------
           GLOUCESTER, MA 01930
          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:     E. GAIL RAMOS
          ---------------------------------------------
 Title:    VICE PRESIDENT/SENIOR TRUST OFFICER
          ---------------------------------------------
 Phone:    978-283-7079
          ---------------------------------------------
 Signature, Place, and Date of Signing:

  /s/ E. Gail Ramos       Gloucester, MA                April 5, 2010
 ------------------------ ----------------------------- -------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:

 [If there are no entries in this list, omit this section.]
     Form 13F File Number         Name
     28-
        ------------------        ------------------------
     [Repeat as necessary.]

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Schedule 13F Worksheet
                                                                As of 3/31/2010
Displayed is a list of the assets whose holdings are either over $200,000 in market value or over 10,000 units.
Asset Types listed include 010, 020, 030, 035, 080.
Included in the totals are only those accounts whose Investment Powers are
"Full" or "Partial".               Units Held Today

                                                                                                Voting Authority
                                                          Market               Investment ----------------------------
                                                          Value        Units     Powers     Full    Partial    None
                                                       ------------- --------- ---------- --------- -------- ---------
AT&T INC....................... Common Stock 00206R102 $1,776,448.33 68,748.00     FULL   66,494.00     0.00  2,254.00
AT&T INC....................... Common Stock 00206R102 $  245,609.20  9,505.00  PARTIAL    8,399.00 1,106.00      0.00
ABBOTT LABS.................... Common Stock 002824100 $1,462,238.76 27,757.00     FULL   26,232.00     0.00  1,525.00
ABBOTT LABS.................... Common Stock 002824100 $  278,887.92  5,294.00  PARTIAL    5,254.00    40.00      0.00
AIR PRODS & CHEMS INC.......... Common Stock 009158106 $  214,455.00  2,900.00     FULL    2,900.00     0.00      0.00
APPLE COMPUTER INC............. Common Stock 037833100 $  564,470.00  2,402.00     FULL    2,202.00     0.00    200.00
AUTOMATIC DATA PROCESSING INC.. Common Stock 053015103 $1,111,038.48 24,984.00     FULL   24,184.00     0.00    800.00
AUTOMATIC DATA PROCESSING INC.. Common Stock 053015103 $  283,051.55  6,365.00  PARTIAL    6,330.00    35.00      0.00
BB&T CORP...................... Common Stock 054937107 $  735,674.07 22,713.00     FULL   22,373.00     0.00    340.00
B P P L C SPONS A D R.......... American     055622104 $  357,201.14  6,259.00     FULL    5,859.00     0.00    400.00
                                Depository
                                Receipts
BERKSHIRE HATHAWAY INC DEL B    Common Stock 084670702 $  749,215.50  9,350.00     FULL    8,700.00     0.00    650.00
 NEW...........................
CHEVRON CORPORATION............ Common Stock 166764100 $1,051,610.44 13,868.00     FULL   12,594.00     0.00  1,274.00
CHEVRON CORPORATION............ Common Stock 166764100 $  210,428.25  2,775.00  PARTIAL    2,665.00   110.00      0.00
CHUBB CORP..................... Common Stock 171232101 $  503,048.70  9,702.00     FULL    9,052.00     0.00    650.00
CISCO SYS INC.................. Common Stock 17275R102 $  754,661.76 29,512.00     FULL   27,642.00   350.00  1,520.00
CISCO SYS INC.................. Common Stock 17275R102 $  279,327.93 10,731.00  PARTIAL    9,921.00   810.00      0.00
COMPASS MINERALS INTERNATIONAL  Common Stock 20451N101 $  443,511.44  5,528.00     FULL    5,288.00     0.00    240.00
 INC...........................
DANAHER CORP................... Common Stock 235851102 $  243,166.13  3,043.00     FULL    3,043.00     0.00      0.00
DANVERS BANCORP, INC........... Common Stock 236442109 $  186,082.65 13,455.00     FULL        0.00     0.00 13,455.00
EMERSON ELEC CO................ Common Stock 291011104 $  394,061.51  7,828.00     FULL    7,828.00     0.00      0.00
EMERSON ELEC CO................ Common Stock 291011104 $  236,094.60  4,690.00  PARTIAL    4,690.00     0.00      0.00
EXPEDITORS INTL WASH INC....... Common Stock 302130109 $  582,671.44 15,782.00     FULL   15,047.00     0.00    735.00
EXXON MOBIL CORP............... Common Stock 30231G102 $2,320,790.01 34,649.00     FULL   33,697.00     0.00    952.00
EXXON MOBIL CORP............... Common Stock 30231G102 $  846,523.33 12,638.45  PARTIAL    9,482.45 2,756.00    400.00
F P L GROUP INC................ Common Stock 302571104 $  263,785.14  5,458.00     FULL    4,754.00   100.00    604.00
FASTENAL COMPANY............... Common Stock 311900104 $  445,443.18  9,282.00     FULL    8,682.00     0.00    600.00
GENERAL ELEC CO................ Common Stock 369604103 $  844,771.20 46,416.00     FULL   43,216.00     0.00  3,200.00
GENERAL ELEC CO................ Common Stock 369604103 $  340,267.20 18,696.00  PARTIAL   17,576.00 1,020.00    100.00

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
                                                                                                      Voting Authority
                                                                                      Investment --------------------------
                                                             Market Value    Units      Powers     Full    Partial   None
                                                            -------------- ---------- ---------- --------- ------- --------
GENERAL MILLS INC................. Common Stock   370334104 $   433,234.79   6,120.00     FULL    5,920.00   0.00    200.00
GOOGLE INC CL A................... Common Stock   38259P508 $   238,757.52     421.00     FULL      401.00   0.00     20.00
HEWLETT PACKARD CO................ Common Stock   428236103 $   217,011.46   4,083.00     FULL    3,283.00   0.00    800.00
INTERNATIONAL BUSINESS MACHINES    Common Stock   459200101 $   253,293.75   1,975.00     FULL    1,975.00   0.00      0.00
 CORP.............................
J P MORGAN CHASE & CO............. Common Stock   46625H100 $   654,110.75  14,617.00     FULL   14,367.00   0.00    250.00
JACOBS ENGR GROUP INC............. Common Stock   469814107 $   255,052.36   5,644.00     FULL    5,434.00   0.00    210.00
JOHNSON & JOHNSON................. Common Stock   478160104 $ 1,031,268.40  15,817.00     FULL   14,146.00   0.00  1,671.00
JOHNSON & JOHNSON................. Common Stock   478160104 $   266,146.40   4,082.00  PARTIAL    3,342.00 740.00      0.00
LOWES COS INC..................... Common Stock   548661107 $   437,168.40  18,035.00     FULL   17,175.00   0.00    860.00
MASTERCARD INC.................... Common Stock   57636Q104 $   255,270.00   1,005.00     FULL      890.00   0.00    115.00
MC DONALDS CORP................... Common Stock   580135101 $   878,702.40  13,170.00     FULL   13,000.00   0.00    170.00
MICROSOFT CORP.................... Common Stock   594918104 $ 1,363,479.70  46,555.00     FULL   45,651.00 250.00    654.00
MICROSOFT CORP.................... Common Stock   594918104 $   386,741.48  13,205.00  PARTIAL   12,620.00 385.00    200.00
NIKE INC.......................... Common Stock   654106103 $   744,187.50  10,125.00     FULL    9,295.00 200.00    630.00
NIKE INC.......................... Common Stock   654106103 $   201,463.50   2,741.00  PARTIAL    2,641.00 100.00      0.00
NOVARTIS A G A D R................ American       66987V109 $   643,086.70  11,887.00     FULL   11,207.00   0.00    680.00
                                   Depository
                                   Receipts
PEPSICO INC....................... Common Stock   713448108 $ 1,451,947.36  21,946.00     FULL   21,196.00   0.00    750.00
PEPSICO INC....................... Common Stock   713448108 $   252,466.56   3,816.00  PARTIAL    3,816.00   0.00      0.00
PROCTER & GAMBLE CO............... Common Stock   742718109 $ 1,203,363.77  19,019.50     FULL   18,404.50   0.00    615.00
ROCKPORT NATL BANCORP INC......... Common Stock   773871108 $   458,927.90   8,329.00     FULL    8,329.00   0.00      0.00
SELECT SECTOR SPDR-MATERIALS...... Common Stock   81369Y100 $   589,461.76  17,378.00     FULL   15,393.00 100.00  1,885.00
SELECT SECTOR SPDR-MATERIALS...... Common Stock   81369Y100 $   221,328.00   6,525.00  PARTIAL    6,400.00 125.00      0.00
ENERGY SELECT SECTOR SPDR......... Common Stock   81369Y506 $   244,172.40   4,245.00     FULL    4,005.00   0.00    240.00
SELECT SECTOR SPDR-FINANCIAL...... Common Stock   81369Y605 $ 1,292,253.06  81,019.00     FULL   75,199.00 250.00  5,570.00
SELECT SECTOR SPDR-FINANCIAL...... Common Stock   81369Y605 $   363,420.75  22,785.00  PARTIAL   22,585.00 200.00      0.00
INDUSTRIAL SELECT SECTOR SPDR..... Common Stock   81369Y704 $   284,190.28   9,097.00     FULL    7,407.00   0.00  1,690.00
SELECT SECTOR SPDR-TECHNOLOGY..... Common Stock   81369Y803 $   331,023.00  14,330.00     FULL    9,515.00   0.00  4,815.00
UTILITIES SELECT SECTOR SPDR FUND. Common Stock   81369Y886 $   666,905.10  22,485.00     FULL   21,985.00   0.00    500.00
TEVA PHARMACEUTICAL INDS LTD       American       881624209 $   871,197.87  13,811.00     FULL   12,631.00   0.00  1,180.00
 ADR.............................. Depository
                                   Receipts
TEVA PHARMACEUTICAL INDS LTD       American       881624209 $   220,338.44   3,493.00  PARTIAL    3,418.00  75.00      0.00
 ADR.............................. Depository
                                   Receipts
3M CO............................. Common Stock   88579Y101 $   620,841.53   7,429.00     FULL    7,039.00   0.00    390.00
3M CO............................. Common Stock   88579Y101 $   339,210.63   4,059.00  PARTIAL    3,659.00 200.00    200.00
UNITED TECHNOLOGIES CORP.......... Common Stock   913017109 $   204,194.14   2,774.00     FULL    2,774.00   0.00      0.00
VERIZON COMMUNICATIONS INC........ Common Stock   92343V104 $   580,260.13  18,706.00     FULL   18,262.00   0.00    444.00
VERIZON COMMUNICATIONS INC........ Common Stock   92343V104 $   208,237.28   6,713.00  PARTIAL    5,563.00 906.00    244.00
WAL MART STORES INC............... Common Stock   931142103 $   590,416.40  10,619.00     FULL   10,239.00   0.00    380.00
ACCENTURE LTD..................... Common Stock   G1151C101 $   510,909.04  12,179.00     FULL   11,929.00   0.00    250.00
                                                Grand Total
                                                            $37,488,575.37 910,569.95